OFF-BALANCE SHEET COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Off Balance Sheet Commitments [Abstract]
Summary of sublease agreements
In July 2019 and June 2021, the Company signed two sublease agreements for its premises located in Cambridge.

(amounts in thousands of euros)	Income from sublease in 2022	Sublease to be received
As of December 31, 2022		Total	Less than one year	One to five years	More than five years
Sublease in US	526	44	44	—	—
Total	526	44	44	—	—